Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) ("OCI") represents income and losses for the reporting period which are excluded from net income (loss) and recognized directly within accumulated other comprehensive income (loss) ("AOCI") as a component of equity. These amounts are expected to be reclassified out of AOCI in the future, at which point they will be recognized within the consolidated statement of operations as a component of net income (loss). We recognize OCI related to the translation of assets and liabilities of our foreign subsidiaries which are denominated in currencies other than USD, unrealized gains and losses on the effective portion of our derivatives designated in cash flow and net investment hedging relationships, actuarial gains and losses and prior service costs related to our pension and other post-retirement benefit plans, as well as our proportionate share of our equity method investments' OCI. Additionally, we do not have the expectation or intent to cash settle certain of our intercompany note receivable and note payable positions in the foreseeable future; therefore, the remeasurement of these obligations is recorded as a component of foreign currency translation adjustments within OCI.
Accumulated Other Comprehensive Income (Loss)

	MCBC shareholders
	Foreign currency translation adjustments	Gain (loss) on derivative instruments	Pension and Postretirement Benefit adjustments	Equity Method Investments	Accumulated other comprehensive income (loss)
	(In millions)
As of December 29, 2012	$1,187.5	$(17.7)	$(844.1)	$(398.0)	$(72.3)
Foreign currency translation adjustments	(177.7)	—	0.7	—	(177.0)
Unrealized gain (loss) on derivative instruments	—	58.6	—	—	58.6
Reclassification of derivative (gain) loss to income	—	(5.5)	—	—	(5.5)
Pension and other postretirement benefit adjustments	—	—	278.0	—	278.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	53.7	—	53.7
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	114.5	114.5
Tax adjustment related to investment in MillerCoors reclassification(1)	—	—	—	34.3	34.3
Tax benefit (expense)	(30.7)	(20.8)	(44.6)	(33.3)	(129.4)
As of December 31, 2013	$979.1	$14.6	$(556.3)	$(282.5)	$154.9
Foreign currency translation adjustments	(818.0)	(8.9)	8.4	—	(818.5)
Unrealized gain (loss) on derivative instruments	—	3.8	—	—	3.8
Reclassification of derivative (gain) loss to income	—	3.8	—	—	3.8
Pension and other postretirement benefit adjustments	—	—	(172.3)	—	(172.3)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	33.0	—	33.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(157.5)	(157.5)
Tax benefit (expense)	(31.3)	1.7	28.7	55.3	54.4
As of December 31, 2014	$129.8	$15.0	$(658.5)	$(384.7)	$(898.4)
Foreign currency translation adjustments	(830.4)	(16.0)	(1.7)	—	(848.1)
Unrealized gain (loss) on derivative instruments	—	23.0	—	—	23.0
Reclassification of derivative (gain) loss to income	—	(7.1)	—	—	(7.1)
Pension and other postretirement benefit adjustments	—	—	42.0	—	42.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	46.9	—	46.9
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	56.5	56.5
Tax benefit (expense)	(69.3)	(0.4)	(17.8)	(22.2)	(109.7)
As of December 31, 2015	$(769.9)	$14.5	$(589.1)	$(350.4)	$(1,694.9)

(1)
During the first quarter of 2013, we recorded a tax adjustment related to the reclassification of amounts from the investment in MillerCoors to AOCI that was recorded in the fourth quarter of 2012 to reflect our proportionate share of MillerCoors AOCI at formation. We made this reclassification in 2012 as we believe the new presentation provides improved transparency of our share of MillerCoors AOCI. This tax adjustment, which should have been made in 2012 with the reclassification, was not material to either the current or prior period financial statements taken as a whole and therefore the adjustment was recorded in 2013 and prior periods do not reflect the adjustment.

We have significant levels of net assets denominated in currencies other than the USD due to our operations in foreign countries, and therefore we recognize OCI gains and/or losses when those items are translated to USD. The foreign currency translation losses recognized during 2015 and 2014 are due to the weakening of the CAD, GBP and other currencies of our Europe operations versus the USD. The foreign currency translation losses recognized in 2013 are primarily due to the weakening of the CAD slightly offset by the strengthening of the GBP and certain other currencies of our European operations. OCI gains/losses related to our pension and OPEB plans are due to changes in our plan obligations, driven by actuarial gains/losses related to fluctuations in discount rate and other actuarial assumptions. OCI associated with our equity method investments is related to our 42% share of the MillerCoors OCI activity (unrealized gains and losses on derivative instruments and pension obligations) and changes to BRI and BDL pension obligations.
Reclassifications from AOCI to income:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	Reclassifications from AOCI			Location of gain (loss) recognized in income
	(In millions)
Gain/(loss) on cash flow hedges:
Forward starting interest rate swaps	$(2.0)	$(1.5)	$(1.6)	Interest expense, net
Foreign currency forwards	(11.9)	(5.5)	2.2	Other income (expense), net
Foreign currency forwards	21.0	2.8	5.2	Cost of goods sold
Commodity swaps	—	0.4	(0.3)	Cost of goods sold
Total income (loss) reclassified, before tax	7.1	(3.8)	5.5
Income tax benefit (expense)	(1.7)	1.5	(2.3)
Net income (loss) reclassified, net of tax	$5.4	$(2.3)	$3.2

Amortization of defined benefit pension and other postretirement benefit plan items:
Prior service benefit (cost)	$(0.3)	$2.4	$2.8	(1)
Net actuarial gain (loss)	(46.6)	(35.4)	(56.5)	(1)
Total income (loss) reclassified, before tax	(46.9)	(33.0)	(53.7)
Income tax benefit (expense)	9.4	6.8	7.3
Net income (loss) reclassified, net of tax	$(37.5)	$(26.2)	$(46.4)

Total income (loss) reclassified, net of tax	$(32.1)	$(28.5)	$(43.2)

(1)
These components of AOCI are included in the computation of net periodic pension and other postretirement benefit cost. See Note 15, "Employee Retirement Plans and Postretirement Benefits" for additional details.